PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya VACS Index Series MC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.8%
Communication Services : 3.5%
4,962
(1)(2)
AST SpaceMobile, Inc.
$ 411,201
0.1
1,880
(1)
Charter
Communications, Inc.
- Class A
405,854
0.1
5,778
Electronic Arts, Inc.
1,177,961
0.4
4,742
Fox Corp. - Class A
276,933
0.1
3,427
Fox Corp. - Class B
181,974
0.1
77
(1)
GCI Liberty, Inc.
- Class A
2,837
0.0
750
(1)
GCI Liberty, Inc.
- Class C
27,908
0.0
1,487
(1)
IAC, Inc.
59,525
0.0
2,111  Iridium
Communications, Inc.
58,559
0.0
385
(1)
Liberty Broadband
Corp. - Class A
19,335
0.0
2,610
(1)
Liberty Broadband
Corp. - Class C
131,283
0.1
3,844
(1)
Liberty Global Ltd.
- Class A
46,474
0.0
3,029
(1)
Liberty Global Ltd.
- Class C
35,530
0.0
528
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
41,226
0.0
4,819
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
409,711
0.1
3,636
(1)(2)
Live Nation
Entertainment, Inc.
554,526
0.2
370
(1)
Madison Square
Garden Sports Corp.
118,918
0.1
5,406
Match Group, Inc.
166,018
0.1
2,292  Millicom International
Cellular SA
171,763
0.1
3,687  New York Times Co.
- Class A
308,713
0.1
8,698
News Corp. - Class A
216,841
0.1
2,860
News Corp. - Class B
81,539
0.0
648  Nexstar Media Group,
Inc.
117,178
0.0
1,614
(1)
NIQ Global Intelligence
PLC
18,351
0.0
7,181
Omnicom Group, Inc.
540,801
0.2
13,571
(1)
Pinterest, Inc. - Class A
248,892
0.1
2,976
(1)
Reddit, Inc. - Class A
400,718
0.1
14,251
(1)
ROBLOX Corp. - Class
A
806,037
0.3
2,961
(1)
Roku, Inc.
280,170
0.1
4,361  Sirius XM Holdings,
Inc.
100,652
0.0
4,186
(1)
Take-Two Interactive
Software, Inc.
826,735
0.3
1,525  TKO Group Holdings,
Inc.
307,516
0.1
10,071
(1)
Trade Desk, Inc.
- Class A
228,511
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
3,730
(1)
Trump Media &
Technology Group
Corp.
$ 34,614
0.0
53,514
(1)
Warner Bros
Discovery, Inc.
1,469,494
0.5
6,024
(1)
ZoomInfo
Technologies, Inc.
36,024
0.0
10,320,322
3.5
Consumer Discretionary : 10.6%
11,728
ADT, Inc.
77,053
0.0
3,427
(1)
Amer Sports, Inc.
112,817
0.0
4,991
(1)
Aptiv PLC
346,575
0.1
5,994
Aramark
242,997
0.1
611
(1)
AutoNation, Inc.
119,304
0.0
4,735  Bath & Body Works,
Inc.
88,402
0.0
4,441
Best Buy Co., Inc.
285,112
0.1
997
(1)
Birkenstock Holding
PLC
35,723
0.0
4,875
BorgWarner, Inc.
264,517
0.1
1,264
Boyd Gaming Corp.
103,876
0.0
1,287
(1)
Bright Horizons Family
Solutions, Inc.
105,701
0.0
1,505
Brunswick Corp.
109,504
0.0
1,444
(1)
Burlington Stores, Inc.
469,849
0.2
4,654
(1)
Caesars
Entertainment, Inc.
123,005
0.0
3,253
(1)
CarMax, Inc.
135,260
0.1
26,326
Carnival Corp.
681,317
0.2
3,106
(1)
Carvana Co.
976,464
0.3
2,293
(1)(2)
Cava Group, Inc.
185,504
0.1
5,318
(1)
Chewy, Inc. - Class A
143,586
0.1
621
(2)
Choice Hotels
International, Inc.
64,274
0.0
1,519
Churchill Downs, Inc.
136,452
0.1
590  Columbia Sportswear
Co.
32,338
0.0
30,059
(1)
Coupang, Inc.
567,514
0.2
1,157
(1)
Crocs, Inc.
96,054
0.0
5,945
D.R. Horton, Inc.
815,773
0.3
2,641  Darden Restaurants,
Inc.
517,742
0.2
3,334
(1)
Deckers Outdoor Corp.
333,700
0.1
1,454  Dick's Sporting Goods,
Inc.
288,314
0.1
68
(2)
Dillard's, Inc. - Class A
38,903
0.0
721
Domino's Pizza, Inc.
258,688
0.1
11,042
(1)
DraftKings, Inc. - Class
A
238,728
0.1
873
(1)
Duolingo, Inc.
86,052
0.0
2,851
(1)
Dutch Bros, Inc.
- Class A
144,432
0.1
10,379
eBay, Inc.
944,697
0.3
2,136
(1)
Etsy, Inc.
106,757
0.0
2,666
Expedia Group, Inc.
615,553
0.2
1,237
(1)
Five Below, Inc.
282,630
0.1
2,445
(1)(2)
Floor & Decor
Holdings, Inc. - Class A
124,206
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,628
(1)
Flutter Entertainment
PLC - Class DI
$ 369,875
0.1
89,696
Ford Motor Co.
1,035,092
0.4
9,414
(1)(2)
GameStop Corp.
- Class A
216,899
0.1
5,207
Gap, Inc.
126,009
0.1
3,745
Garmin Ltd.
868,877
0.3
5,041
Gentex Corp.
110,146
0.0
3,187
Genuine Parts Co.
337,025
0.1
632
(1)
Grand Canyon
Education, Inc.
107,459
0.0
2,878
H&R Block, Inc.
91,348
0.0
2,547
Harley-Davidson, Inc.
51,500
0.0
3,203
Hasbro, Inc.
299,801
0.1
5,240  Hilton Worldwide
Holdings, Inc.
1,593,379
0.6
922
(2)
Hyatt Hotels Corp.
- Class A
132,574
0.1
7,041  Las Vegas Sands
Corp.
379,369
0.1
1,188
Lear Corp.
143,843
0.1
4,713
Lennar Corp. - Class A
409,277
0.1
219
(2)
Lennar Corp. - Class B
18,422
0.0
458
(1)
Liberty Live Holdings,
Inc. - Class A
41,971
0.0
1,107
(1)
Liberty Live Holdings,
Inc. - Class C
104,180
0.0
548
Lithia Motors, Inc.
136,847
0.1
5,901
LKQ Corp.
173,312
0.1
2,889
(1)(2)
Lucid Group, Inc.
27,532
0.0
2,358
(1)
Lululemon Athletica,
Inc.
361,010
0.1
6,136
Macy's, Inc.
111,000
0.0
7,101
(1)
Mattel, Inc.
103,178
0.0
4,707
(1)
MGM Resorts
International
174,206
0.1
1,165
(1)
Mohawk Industries,
Inc.
114,706
0.0
391
Murphy USA, Inc.
193,142
0.1
9,695
Newell Brands, Inc.
33,254
0.0
10,441
(1)
Norwegian Cruise Line
Holdings Ltd.
195,247
0.1
62
(1)
NVR, Inc.
408,569
0.1
1,406
(1)
Ollie's Bargain Outlet
Holdings, Inc.
129,408
0.1
5,189
(1)
On Holding AG - Class
A
176,530
0.1
3,051
(1)
Penn Entertainment,
Inc.
45,857
0.0
420  Penske Automotive
Group, Inc.
62,798
0.0
1,904
(1)
Planet Fitness, Inc.
- Class A
141,620
0.1
758
Pool Corp.
153,366
0.1
4,463
PulteGroup, Inc.
524,893
0.2
1,044
PVH Corp.
72,829
0.0
10,327
(1)
QuantumScape Corp.
65,886
0.0
872
Ralph Lauren Corp.
299,959
0.1
7,838
(2)
Restaurant Brands
International, Inc.
579,228
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
355
(1)
RH
$ 49,636
0.0
18,288
(1)
Rivian Automotive, Inc.
- Class A
275,234
0.1
7,321
Ross Stores, Inc.
1,585,948
0.5
5,821  Royal Caribbean
Cruises Ltd.
1,601,823
0.6
3,133  Service Corp.
International
258,504
0.1
1,913
(1)
SharkNinja, Inc.
202,587
0.1
4,697
Tapestry, Inc.
662,794
0.2
4,645  Tempur Sealy
International, Inc.
343,358
0.1
1,521
Texas Roadhouse, Inc.
251,178
0.1
1,157
Thor Industries, Inc.
92,433
0.0
2,166
Toll Brothers, Inc.
295,594
0.1
645
(1)
TopBuild Corp.
226,588
0.1
12,214
Tractor Supply Co.
553,294
0.2
1,411
Travel + Leisure Co.
97,627
0.0
1,019
(1)
Ulta Beauty, Inc.
532,641
0.2
4,392
(1)
Under Armour, Inc.
- Class A
25,957
0.0
4,233
(1)
Under Armour, Inc.
- Class C
24,509
0.0
792
Vail Resorts, Inc.
101,629
0.0
2,919
(1)(2)
Valvoline, Inc.
98,312
0.0
8,067
VF Corp.
137,058
0.1
4,004
(1)
Viking Holdings Ltd.
294,214
0.1
2,250
(1)
Wayfair, Inc. - Class A
169,222
0.1
3,722
Wendy's Co.
25,868
0.0
1,385
Whirlpool Corp.
74,679
0.0
2,642
Williams-Sonoma, Inc.
481,716
0.2
638
Wingstop, Inc.
98,871
0.0
1,700  Wyndham Hotels &
Resorts, Inc.
138,091
0.1
1,753
Wynn Resorts Ltd.
178,017
0.1
1,782
(1)
YETI Holdings, Inc.
65,203
0.0
6,404
Yum! Brands, Inc.
995,694
0.3
30,959,075
10.6
Consumer Staples : 4.6%
8,106  Albertsons Cos., Inc.
- Class A
138,126
0.0
10,982  Archer-Daniels-
Midland Co.
798,282
0.3
2,721
(1)
BellRing Brands, Inc.
43,781
0.0
3,003
(1)
BJ's Wholesale Club
Holdings, Inc.
295,555
0.1
177
(1)
Boston Beer Co., Inc.
- Class A
40,781
0.0
1,014  Brown-Forman Corp.
- Class A
27,165
0.0
3,293
(2)
Brown-Forman Corp.
- Class B
87,067
0.0
2,991
Bunge Global SA
380,455
0.1
4,455
(2)
Campbell Soup Co.
99,213
0.0
850  Casey's General
Stores, Inc.
618,681
0.2
3,777
(1)
Celsius Holdings, Inc.
134,008
0.0
5,521  Church & Dwight Co.,
Inc.
515,220
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
2,799
Clorox Co.
$ 290,060
0.1
1,302  Coca-Cola
Consolidated, Inc.
249,646
0.1
10,935
Conagra Brands, Inc.
171,898
0.1
3,264  Constellation Brands,
Inc. - Class A
489,600
0.2
8,029
(1)
Coty, Inc. - Class A
16,138
0.0
3,593
(1)
Darling Ingredients,
Inc.
222,227
0.1
5,047
Dollar General Corp.
599,230
0.2
4,315
(1)
Dollar Tree, Inc.
472,536
0.2
1,330
(1)
e.l.f. Beauty, Inc.
80,611
0.0
5,630  Estee Lauder Cos.,
Inc. - Class A
404,065
0.1
4,342
Flowers Foods, Inc.
35,387
0.0
1,093
(1)
Freshpet, Inc.
64,443
0.0
12,256
General Mills, Inc.
456,168
0.2
3,347
Hershey Co.
695,808
0.2
6,646
Hormel Foods Corp.
150,532
0.1
1,450
Ingredion, Inc.
163,357
0.1
2,381
JM Smucker Co.
229,624
0.1
43,661
Kenvue, Inc.
752,716
0.3
19,617
Kraft Heinz Co.
441,186
0.2
13,342
Kroger Co.
965,427
0.3
3,090  Lamb Weston
Holdings, Inc.
130,584
0.0
3,959
(1)
Maplebear, Inc.
148,304
0.1
5,817
McCormick & Co., Inc.
293,410
0.1
3,754  Molson Coors
Beverage Co. - Class
B
161,647
0.1
3,506
(1)
Performance Food
Group Co.
300,324
0.1
962
Pilgrim's Pride Corp.
36,325
0.0
1,059
(1)
Post Holdings, Inc.
104,693
0.0
5,794  Primo Brands Corp.
- Class A
109,101
0.0
1,268  Reynolds Consumer
Products, Inc.
26,856
0.0
6
Seaboard Corp.
33,924
0.0
1,051
Smithfield Foods, Inc.
29,397
0.0
2,249
(1)
Sprouts Farmers
Market, Inc.
173,465
0.1
11,012
Sysco Corp.
785,486
0.3
6,358  Tyson Foods, Inc.
- Class A
407,357
0.1
5,153
(1)
US Foods Holding
Corp.
475,158
0.2
13,345,024
4.6
Energy : 7.4%
7,684  Antero Midstream
Corp.
175,195
0.1
6,656
(1)
Antero Resources
Corp.
282,481
0.1
8,060
APA Corp.
342,066
0.1
22,786
Baker Hughes Co.
1,391,085
0.5
4,896
Cheniere Energy, Inc.
1,389,289
0.5
5,225  Chesapeake Energy
Corp.
573,601
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
1,297
Chord Energy Corp.
$ 184,407
0.1
17,332
Coterra Energy, Inc.
609,047
0.2
13,931
Devon Energy Corp.
701,008
0.2
4,522  Diamondback Energy,
Inc.
894,406
0.3
2,331
DT Midstream, Inc.
313,916
0.1
13,844
EQT Corp.
881,032
0.3
19,283
Halliburton Co.
751,844
0.2
3,583
HF Sinclair Corp.
223,543
0.1
44,680
Kinder Morgan, Inc.
1,498,120
0.5
6,909  Marathon Petroleum
Corp.
1,687,040
0.6
2,683  Matador Resources
Co.
169,512
0.1
8,333
NOV, Inc.
156,744
0.0
16,204  Occidental Petroleum
Corp.
1,053,260
0.4
14,358
ONEOK, Inc.
1,297,820
0.4
6,595
Ovintiv, Inc.
391,479
0.1
15,746  Permian Resources
Corp. - Class A
335,705
0.1
9,259
Phillips 66
1,686,805
0.6
5,424  Range Resources
Corp.
245,056
0.1
4,880
Targa Resources Corp.
1,223,562
0.4
9,208
TechnipFMC PLC
636,549
0.2
1,325  Texas Pacific Land
Corp.
628,792
0.2
6,984
Valero Energy Corp.
1,725,607
0.6
4,277  Viper Energy, Inc.
- Class A
200,976
0.1
1,617  Weatherford
International PLC
152,936
0.0
21,802,883
7.4
Financials : 13.5%
627  Affiliated Managers
Group, Inc.
173,491
0.1
6,315
(1)
Affirm Holdings, Inc.
289,353
0.1
25,407  AGNC Investment
Corp.
254,832
0.1
5,991
Allstate Corp.
1,242,174
0.4
6,340
Ally Financial, Inc.
248,718
0.1
1,519  American Financial
Group, Inc.
193,992
0.1
2,099  Ameriprise Financial,
Inc.
932,796
0.3
16,253  Annaly Capital
Management, Inc.
343,751
0.1
8,091
(1)
Arch Capital Group
Ltd.
776,655
0.3
4,323  Ares Management
Corp. - Class A
471,639
0.2
1,146
Assurant, Inc.
249,610
0.1
988
Assured Guaranty Ltd.
80,502
0.0
1,707  Axis Capital Holdings
Ltd.
173,107
0.1
15,822  Bank of New York
Mellon Corp.
1,876,964
0.6
2,452
Bank OZK
112,522
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
12,289
(1)
Block, Inc.
$ 739,552
0.3
14,764
Blue Owl Capital, Inc.
134,795
0.0
429
BOK Financial Corp.
54,938
0.0
1,313
(1)
Brighthouse Financial,
Inc.
78,622
0.0
6,530
Brown & Brown, Inc.
425,821
0.1
745
(1)(2)
Bullish
26,619
0.0
6,009
Carlyle Group, Inc.
290,776
0.1
2,407  Cboe Global Markets,
Inc.
676,536
0.2
455
Central BanCo, Inc.
10,897
0.0
3,539  Cincinnati Financial
Corp.
556,862
0.2
9,862  Citizens Financial
Group, Inc.
591,424
0.2
492
CNA Financial Corp.
22,593
0.0
5,120
(1)
Coinbase Global, Inc.
- Class A
894,003
0.3
6,719  Columbia Banking
System, Inc.
184,302
0.1
3,112  Commerce
Bancshares, Inc.
153,110
0.1
6,345  Corebridge Financial,
Inc.
151,392
0.1
1,561
(1)
Corpay, Inc.
454,235
0.2
88
(1)(2)
Credit Acceptance
Corp.
37,264
0.0
1,366  Cullen/Frost Bankers,
Inc.
187,251
0.1
3,140  East West Bancorp,
Inc.
335,226
0.1
6,562  Equitable Holdings,
Inc.
243,516
0.1
896
(1)
Euronet Worldwide,
Inc.
59,468
0.0
847  Evercore, Inc. - Class
A
252,838
0.1
953
Everest Re Group Ltd.
311,488
0.1
8,155
F.N.B. Corp.
136,352
0.0
860  FactSet Research
Systems, Inc.
186,611
0.1
5,909  Fidelity National
Financial, Inc.
274,059
0.1
11,915  Fidelity National
Information Services,
Inc.
558,933
0.2
20,773
Fifth Third Bancorp
965,114
0.3
808
(1)
Figure Technology
Solutions, Inc. - Class
A
27,432
0.0
2,235  First American
Financial Corp.
134,748
0.0
201  First Citizens
BancShares, Inc.
- Class A
378,817
0.1
2,832
First Hawaiian, Inc.
69,780
0.0
11,049
First Horizon Corp.
251,475
0.1
6,165  Franklin Resources,
Inc.
145,617
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
405
(1)(2)
Freedom Holding
Corp.
$ 58,676
0.0
5,396
Global Payments, Inc.
363,151
0.1
1,829
Globe Life, Inc.
254,542
0.1
930  Hamilton Lane, Inc.
- Class A
92,442
0.0
812  Hanover Insurance
Group, Inc.
140,760
0.0
6,454  Hartford Financial
Services Group, Inc.
872,774
0.3
1,243
Houlihan Lokey, Inc.
178,520
0.1
46,087  Huntington
Bancshares, Inc.
721,262
0.2
8,361
Invesco Ltd.
203,089
0.1
1,668  Jack Henry &
Associates, Inc.
263,611
0.1
2,820  Janus Henderson
Group PLC
144,863
0.1
3,518  Jefferies Financial
Group, Inc.
145,188
0.1
1,350
Kemper Corp.
41,256
0.0
21,217
KeyCorp
425,401
0.1
508  Kinsale Capital Group,
Inc.
173,563
0.1
2,114
Lazard, Inc.
89,803
0.0
3,912
Lincoln National Corp.
138,876
0.0
3,871
Loews Corp.
413,191
0.1
1,831  LPL Financial
Holdings, Inc.
550,820
0.2
3,489
M&T Bank Corp.
721,246
0.2
286
(1)
Markel Corp.
547,424
0.2
838  MarketAxess Holdings,
Inc.
138,253
0.0
5,051  MGIC Investment
Corp.
132,589
0.0
491
Morningstar, Inc.
83,004
0.0
1,639
MSCI, Inc.
883,437
0.3
10,404
Nasdaq, Inc.
883,196
0.3
4,255
Northern Trust Corp.
593,870
0.2
5,250  Old Republic
International Corp.
209,475
0.1
2,705  OneMain Holdings,
Inc.
144,690
0.1
3,422  Pinnacle Financial
Partners, Inc.
294,771
0.1
1,480
Popular, Inc.
198,572
0.1
731
Primerica, Inc.
183,101
0.1
5,000  Principal Financial
Group, Inc.
450,550
0.2
2,151  Prosperity Bancshares,
Inc.
144,504
0.1
8,046  Prudential Financial,
Inc.
786,014
0.3
4,097  Raymond James
Financial, Inc.
593,205
0.2
19,929  Regions Financial
Corp.
520,545
0.2
1,515  Reinsurance Group of
America, Inc.
309,302
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,040  RenaissanceRe
Holdings Ltd.
$ 309,119
0.1
12,703
Rithm Capital Corp.
120,424
0.0
1,880
RLI Corp.
107,235
0.0
17,432
(1)
Robinhood Markets,
Inc. - Class A
1,208,038
0.4
21,631
(1)
Rocket Cos., Inc.
- Class A
308,242
0.1
2,549  Ryan Specialty
Holdings, Inc.
86,003
0.0
2,350
SEI Investments Co.
184,405
0.1
1,521
(1)(2)
Shift4 Payments, Inc.
- Class A
66,513
0.0
4,650
SLM Corp.
99,557
0.0
27,860
(1)
SoFi Technologies, Inc.
442,417
0.2
2,254
Southstate Bank Corp.
208,540
0.1
7,943  Starwood Property
Trust, Inc.
136,778
0.0
6,403
State Street Corp.
810,364
0.3
3,407
Stifel Financial Corp.
251,845
0.1
7,977
Synchrony Financial
542,596
0.2
4,969  T. Rowe Price Group,
Inc.
447,906
0.2
1,219
TFS Financial Corp.
17,127
0.0
10,642
(1)
Toast, Inc. - Class A
282,119
0.1
3,159
TPG, Inc.
127,971
0.0
2,679  Tradeweb Markets,
Inc. - Class A
315,211
0.1
3,816
Unum Group
278,682
0.1
5,189
(2)
UWM Holdings Corp.
18,784
0.0
1,825  Virtu Financial, Inc.
- Class A
80,264
0.0
2,185
(3)
Voya Financial, Inc.
149,279
0.1
5,166
W.R. Berkley Corp.
342,403
0.1
3,682  Webster Financial
Corp.
255,604
0.1
2,454  Western Alliance
Bancorp
173,866
0.1
7,294
Western Union Co.
63,677
0.0
780
(1)
WEX, Inc.
119,371
0.0
57  White Mountains
Insurance Group Ltd.
125,227
0.0
2,199  Willis Towers Watson
PLC
639,249
0.2
1,516  Wintrust Financial
Corp.
210,633
0.1
9,088
XP, Inc. - Class A
173,036
0.1
3,332
Zions Bancorp NA
191,990
0.1
39,406,583
13.5
Health Care : 9.2%
2,091
(1)(2)
Acadia Healthcare Co.,
Inc.
48,908
0.0
6,547  Agilent Technologies,
Inc.
746,227
0.3
1,543
(1)
Align Technology, Inc.
264,516
0.1
2,912
(1)
Alnylam
Pharmaceuticals, Inc.
963,493
0.3
4,207  AmerisourceBergen
Corp.
1,321,587
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,507
(1)(2)
Apellis
Pharmaceuticals, Inc.
$ 100,857
0.0
15,178
(1)
Avantor, Inc.
118,996
0.0
11,769  Baxter International,
Inc.
197,719
0.1
3,356
(1)
Biogen, Inc.
615,255
0.2
4,368
(1)
BioMarin
Pharmaceutical, Inc.
246,748
0.1
425
(1)
Bio-Rad Laboratories,
Inc. - Class A
118,469
0.0
3,549
Bio-Techne Corp.
185,471
0.1
2,373
(2)
Bruker Corp.
85,713
0.0
5,483
Cardinal Health, Inc.
1,158,613
0.4
2,116
(1)(2)
Caris Life Sciences,
Inc.
37,834
0.0
11,260
(1)
Centene Corp.
368,652
0.1
2,819
(1)
Certara, Inc.
16,068
0.0
1,121
(1)
Charles River
Laboratories
International, Inc.
193,373
0.1
319
Chemed Corp.
120,499
0.0
4,485
(1)
Cooper Cos., Inc.
320,678
0.1
2,159
(1)
Corcept Therapeutics,
Inc.
87,029
0.0
807
(1)
DaVita, Inc.
124,028
0.0
4,575
Dentsply Sirona, Inc.
53,070
0.0
8,984
(1)
Dexcom, Inc.
564,195
0.2
3,067
(1)
Doximity, Inc. - Class A
71,461
0.0
11,307
(1)
Elanco Animal Health,
Inc.
270,577
0.1
2,289  Encompass Health
Corp.
221,415
0.1
3,743
(1)
Envista Holdings Corp.
94,960
0.0
6,054
(1)
Exelixis, Inc.
259,656
0.1
10,516  GE HealthCare
Technologies, Inc.
748,529
0.3
2,576
(1)
Globus Medical, Inc.
- Class A
221,948
0.1
2,666
(1)
Halozyme
Therapeutics, Inc.
172,304
0.1
2,334
(1)
Henry Schein, Inc.
172,016
0.1
5,125
(1)
Hologic, Inc.
387,399
0.1
2,773
Humana, Inc.
480,810
0.2
1,830
(1)
IDEXX Laboratories,
Inc.
1,028,259
0.4
3,530
(1)
Illumina, Inc.
435,108
0.2
3,687
(1)
Incyte Corp.
347,020
0.1
4,811
(1)
Insmed, Inc.
786,695
0.3
629
(1)
Inspire Medical
Systems, Inc.
32,444
0.0
1,611
(1)
Insulet Corp.
338,052
0.1
3,633
(1)
Ionis Pharmaceuticals,
Inc.
272,802
0.1
3,881
(1)
IQVIA Holdings, Inc.
661,866
0.2
1,338
(1)
Jazz Pharmaceuticals
PLC
252,949
0.1
1,920
Labcorp Holdings, Inc.
512,275
0.2
1,035
(1)
Masimo Corp.
184,095
0.1
7,446
(1)
Medline, Inc. - Class A
331,347
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
513
(1)
Medpace Holdings,
Inc.
$ 246,337
0.1
472
(1)
Mettler-Toledo
International, Inc.
595,286
0.2
8,233
(1)
Moderna, Inc.
418,236
0.1
1,168
(1)
Molina Healthcare, Inc.
155,694
0.1
3,035
(1)
Natera, Inc.
606,970
0.2
2,225
(1)
Neurocrine
Biosciences, Inc.
293,122
0.1
6,040
Organon & Co.
36,180
0.0
870
(1)
Penumbra, Inc.
285,682
0.1
3,168
Perrigo Co. PLC
34,024
0.0
4,652
QIAGEN N.V.
186,266
0.1
2,561
Quest Diagnostics, Inc.
501,905
0.2
1,210
(1)
Repligen Corp.
142,562
0.1
3,354
ResMed, Inc.
752,906
0.3
3,908
(1)
Revolution Medicines,
Inc.
380,053
0.1
2,605
Revvity, Inc.
228,224
0.1
9,755
(1)
Roivant Sciences Ltd.
270,213
0.1
8,833  Royalty Pharma PLC
- Class A
423,719
0.2
2,157
(1)
Sarepta Therapeutics,
Inc.
46,936
0.0
3,392
(1)
Solventum Corp.
221,498
0.1
5,649
(1)
Sotera Health Co.
81,007
0.0
2,256
STERIS PLC
498,869
0.2
2,717
(1)(2)
Summit Therapeutics,
Inc.
51,514
0.0
1,015
Teleflex, Inc.
121,404
0.0
2,271
(1)
Tempus AI, Inc. - Class
A
102,695
0.0
2,001
(1)
Tenet Healthcare Corp.
377,609
0.1
2,144
(1)
Ultragenyx
Pharmaceutical, Inc.
44,917
0.0
974
(1)
United Therapeutics
Corp.
577,563
0.2
1,206  Universal Health
Services, Inc. - Class B
215,838
0.1
3,427
(1)
Veeva Systems, Inc.
- Class A
601,987
0.2
26,528
Viatris, Inc.
358,393
0.1
2,503
(1)
Viking Therapeutics,
Inc.
81,448
0.0
2,258
(1)
Waters Corp.
672,432
0.2
1,645  West Pharmaceutical
Services, Inc.
412,303
0.1
4,550  Zimmer Biomet
Holdings, Inc.
411,411
0.1
26,777,188
9.2
Industrials : 18.7%
2,610
A.O. Smith Corp.
172,103
0.1
1,544
AAON, Inc.
127,766
0.0
709
Acuity Brands, Inc.
198,676
0.1
1,623  Advanced Drainage
Systems, Inc.
222,562
0.1
2,962
AECOM
251,237
0.1
1,425
AGCO Corp.
165,115
0.1
2,393
Air Lease Corp.
155,401
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,639
(1)
Alaska Air Group, Inc.
$ 97,062
0.0
1,977
Allegion PLC
287,238
0.1
1,906  Allison Transmission
Holdings, Inc.
223,116
0.1
3,658
(1)
Amentum Holdings,
Inc.
95,401
0.0
2,324
AMERCO
103,813
0.0
14,983
(1)
American Airlines
Group, Inc.
160,917
0.1
5,293
AMETEK, Inc.
1,134,608
0.4
8,206
(1)
API Group Corp.
332,507
0.1
851  Applied Industrial
Technologies, Inc.
225,787
0.1
988  Armstrong World
Industries, Inc.
162,822
0.1
3,095
(1)
ATI, Inc.
450,199
0.2
388
(1)(2)
Avis Budget Group,
Inc.
56,590
0.0
1,737
(1)
Axon Enterprise, Inc.
737,687
0.3
2,749  Booz Allen Hamilton
Holding Corp.
214,505
0.1
2,677  Broadridge Financial
Solutions, Inc.
434,959
0.2
2,493
(1)
Builders FirstSource,
Inc.
205,249
0.1
2,096  BWX Technologies,
Inc.
428,611
0.1
499
(1)
CACI International, Inc.
- Class A
271,391
0.1
952
Carlisle Cos., Inc.
317,606
0.1
1,106  Carpenter Technology
Corp.
435,930
0.2
2,699  CH Robinson
Worldwide, Inc.
448,223
0.2
8,538
(1)
Clarivate PLC
21,601
0.0
1,164
(1)
Clean Harbors, Inc.
333,754
0.1
20,166
CNH Industrial NV
221,826
0.1
799  Comfort Systems USA,
Inc.
1,101,813
0.4
1,015
Concentrix Corp.
27,770
0.0
4,361
(1)
Core & Main, Inc.
- Class A
215,433
0.1
1,130
Crane Co.
193,230
0.1
3,162
Cummins, Inc.
1,701,219
0.6
845
Curtiss-Wright Corp.
575,546
0.2
14,984
Delta Air Lines, Inc.
996,136
0.3
2,641
Donaldson Co., Inc.
224,142
0.1
3,115
Dover Corp.
649,322
0.2
1,016
EMCOR Group, Inc.
750,123
0.3
2,803
Equifax, Inc.
504,736
0.2
1,308
Esab Corp.
126,431
0.0
1,169
(1)
Everus Construction
Group, Inc.
138,012
0.0
3,546
(1)
ExlService Holdings,
Inc.
107,976
0.0
3,064  Expeditors
International of
Washington, Inc.
438,857
0.2
26,375
Fastenal Co.
1,223,800
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,389  Ferguson Enterprises,
Inc.
$ 1,023,778
0.4
2,910
Flowserve Corp.
213,914
0.1
7,289
Fortive Corp.
402,936
0.1
2,779  Fortune Brands
Innovations, Inc.
108,298
0.0
2,340
FTAI Aviation Ltd.
573,300
0.2
692
(1)
FTI Consulting, Inc.
122,325
0.0
5,826
(1)
Gates Industrial Corp.
PLC
131,726
0.0
1,328
(1)
Generac Holdings, Inc.
259,398
0.1
3,646
Genpact Ltd.
135,814
0.0
3,814
Graco, Inc.
322,855
0.1
2,578
(1)
GXO Logistics, Inc.
133,669
0.0
4,615
(1)
Hayward Holdings, Inc.
61,749
0.0
975
HEICO Corp.
267,345
0.1
1,723
HEICO Corp. - Class A
363,708
0.1
1,730
Hexcel Corp.
140,009
0.1
9,213  Howmet Aerospace,
Inc.
2,123,228
0.7
1,229
Hubbell, Inc.
603,119
0.2
896  Huntington Ingalls
Industries, Inc.
340,390
0.1
1,737
IDEX Corp.
329,248
0.1
9,135
Ingersoll Rand, Inc.
731,896
0.3
1,968
ITT, Inc.
374,963
0.1
2,688
Jacobs Solutions, Inc.
342,129
0.1
1,760  JB Hunt Transport
Services, Inc.
372,944
0.1
1,168
(1)
Karman Holdings, Inc.
93,498
0.0
2,889
KBR, Inc.
106,489
0.0
1,239
(1)
Kirby Corp.
164,638
0.1
3,617  Knight-Swift
Transportation
Holdings, Inc.
208,267
0.1
4,291  L3Harris Technologies,
Inc.
1,481,039
0.5
783
Landstar System, Inc.
125,523
0.0
2,930
Leidos Holdings, Inc.
455,674
0.2
730  Lennox International,
Inc.
338,815
0.1
1,737
Leonardo DRS, Inc.
77,331
0.0
1,231  Lincoln Electric
Holdings, Inc.
306,618
0.1
980
(1)(2)
Loar Holdings, Inc.
56,144
0.0
8,829
(1)
Lyft, Inc. - Class A
117,426
0.0
1,071
ManpowerGroup, Inc.
31,552
0.0
4,773
Masco Corp.
288,146
0.1
1,429
(1)
MasTec, Inc.
459,766
0.2
1,094
(1)
Middleby Corp.
145,043
0.1
850
MSA Safety, Inc.
139,358
0.0
1,010  MSC Industrial Direct
Co., Inc. - Class A
93,193
0.0
2,491
Mueller Industries, Inc.
276,003
0.1
1,222
Nordson Corp.
325,125
0.1
3,658
nVent Electric PLC
432,668
0.2
4,220  Old Dominion Freight
Line, Inc.
824,588
0.3
1,444
Oshkosh Corp.
212,571
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
8,965
Otis Worldwide Corp.
$ 691,022
0.2
1,874
Owens Corning
202,804
0.1
1,212
(1)
Parsons Corp.
65,654
0.0
7,414
Paychex, Inc.
682,978
0.2
1,147
Paycom Software, Inc.
139,406
0.1
1,008
(1)
Paylocity Holding
Corp.
108,904
0.0
3,758
Pentair PLC
327,359
0.1
3,384
Quanta Services, Inc.
1,857,884
0.6
14,786
(1)
QXO, Inc.
287,144
0.1
4,259
RB Global, Inc.
408,225
0.1
712
(1)
RBC Bearings, Inc.
386,701
0.1
1,517
Regal Rexnord Corp.
284,073
0.1
2,272  Robert Half
International, Inc.
57,709
0.0
11,248
(1)
Rocket Lab Corp.
722,347
0.2
2,600  Rockwell Automation,
Inc.
933,088
0.3
6,886
Rollins, Inc.
367,781
0.1
903
Ryder System, Inc.
184,853
0.1
612
(1)
Saia, Inc.
214,983
0.1
1,069  Schneider National,
Inc. - Class B
28,179
0.0
1,033  Science Applications
International Corp.
98,052
0.0
3,333  Sensata Technologies
Holding PLC
117,388
0.0
951  Simpson
Manufacturing Co., Inc.
163,211
0.1
1,015
(1)
SiteOne Landscape
Supply, Inc.
135,107
0.0
1,177
Snap-on, Inc.
427,510
0.1
10,586
Southwest Airlines Co.
397,716
0.1
4,807  SS&C Technologies
Holdings, Inc.
324,809
0.1
5,252
(1)
Standardaero, Inc.
135,659
0.0
3,551  Stanley Black &
Decker, Inc.
252,334
0.1
5,970
Tetra Tech, Inc.
179,816
0.1
4,036
Textron, Inc.
353,392
0.1
1,437
Timken Co.
144,519
0.1
2,265
Toro Co.
211,642
0.1
4,478
TransUnion
309,833
0.1
2,452
(1)
Trex Co., Inc.
89,302
0.0
179
(1)(2)
U-Haul Holding Co.
8,553
0.0
7,478
(1)
United Airlines
Holdings, Inc.
688,499
0.2
1,458
United Rentals, Inc.
1,062,241
0.4
447
Valmont Industries, Inc.
178,608
0.1
5,693
Veralto Corp.
503,375
0.2
3,216
Verisk Analytics, Inc.
610,236
0.2
8,741  Vertiv Holdings Co.
- Class A
2,190,320
0.8
800
(2)
Watsco, Inc.
291,032
0.1
1,101  WESCO International,
Inc.
301,256
0.1
3,896  Westinghouse Air
Brake Technologies
Corp.
973,649
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,088  WillScot Mobile Mini
Holdings Corp.
$ 70,968
0.0
1,376
Woodward, Inc.
492,498
0.2
1,004
WW Grainger, Inc.
1,095,173
0.4
2,634
(1)
XPO, Inc.
512,445
0.2
5,591
Xylem, Inc.
668,125
0.2
54,845,386
18.7
Information Technology : 12.9%
3,235
(1)
Akamai Technologies,
Inc.
371,540
0.1
2,828
(1)
Allegro MicroSystems,
Inc.
89,167
0.0
2,441
Amdocs Ltd.
159,300
0.1
2,854
Amkor Technology, Inc.
128,516
0.1
505
(1)
Appfolio, Inc. - Class A
79,699
0.0
1,186
(1)
Arrow Electronics, Inc.
170,084
0.1
2,964
(1)
Astera Labs, Inc.
324,854
0.1
26,790
(1)(2)
Aurora Innovation, Inc.
110,375
0.0
1,856
Avnet, Inc.
114,367
0.0
3,616
(2)
Bentley Systems, Inc.
- Class B
126,994
0.1
1,849
(1)
BILL Holdings, Inc.
70,817
0.0
13,864
(1)
CCC Intelligent
Solutions Holdings,
Inc.
83,184
0.0
2,987
CDW Corp.
361,487
0.1
3,241
(1)
Ciena Corp.
1,258,253
0.4
2,609
(1)
Circle Internet Group,
Inc.
248,925
0.1
1,174
(1)
Cirrus Logic, Inc.
169,784
0.1
7,203
(1)
Cloudflare, Inc. - Class
A
1,486,267
0.5
3,855
Cognex Corp.
188,856
0.1
11,107  Cognizant Technology
Solutions Corp. - Class
A
681,414
0.2
4,018
(1)
Coherent Corp.
957,128
0.3
17,939
Corning, Inc.
2,439,166
0.8
1,125
(2)
Crane Holdings Co.
45,664
0.0
7,172
(1)
Datadog, Inc. - Class A
846,655
0.3
4,564
(1)
DocuSign, Inc.
216,379
0.1
1,389  Dolby Laboratories,
Inc. - Class A
83,423
0.0
3,329
(1)
DoubleVerify Holdings,
Inc.
31,626
0.0
3,969
(1)
Dropbox, Inc. - Class A
90,176
0.0
3,907
(1)
DXC Technology Co.
49,111
0.0
6,746
(1)
Dynatrace, Inc.
249,467
0.1
2,120
(1)
Elastic NV
105,979
0.0
2,924
(1)
Enphase Energy, Inc.
110,556
0.0
3,444
Entegris, Inc.
403,775
0.1
1,237
(1)
EPAM Systems, Inc.
167,490
0.1
1,298
(1)
F5, Inc.
375,550
0.1
532
(1)
Fair Isaac Corp.
567,931
0.2
2,332
(1)
First Solar, Inc.
460,010
0.2
8,453
(1)
Flex Ltd.
553,333
0.2
1,610
(1)
Gartner, Inc.
254,927
0.1
12,622
Gen Digital, Inc.
237,672
0.1
3,248
(1)
Gitlab, Inc. - Class A
70,287
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,821
(1)
GLOBALFOUNDRIES,
Inc.
$ 125,478
0.1
1,004
(1)
Globant SA
46,294
0.0
3,090
(1)
GoDaddy, Inc. - Class
A
255,450
0.1
1,950
(1)
Guidewire Software,
Inc.
291,642
0.1
30,608  Hewlett Packard
Enterprise Co.
728,776
0.3
21,102
HP, Inc.
405,369
0.1
1,168
(1)
HubSpot, Inc.
285,109
0.1
477
(2)
Ingram Micro Holding
Corp.
11,119
0.0
567
(1)
IPG Photonics Corp.
64,973
0.0
2,384
Jabil, Inc.
633,262
0.2
3,953
(1)
Keysight Technologies,
Inc.
1,116,209
0.4
5,220
(1)
Kyndryl Holdings, Inc.
68,486
0.0
3,124
(1)
Lattice Semiconductor
Corp.
289,782
0.1
564
Littelfuse, Inc.
191,393
0.1
1,618
(1)
Lumentum Holdings,
Inc.
1,137,066
0.4
1,523
(1)
MACOM Technology
Solutions Holdings,
Inc.
338,213
0.1
1,358
(1)
Manhattan Associates,
Inc.
180,777
0.1
12,126  Microchip Technology,
Inc.
783,461
0.3
1,543
MKS Instruments, Inc.
354,597
0.1
1,812
(1)
MongoDB, Inc.
443,523
0.2
1,063  Monolithic Power
Systems, Inc.
1,162,231
0.4
2,479
(1)
nCino, Inc.
37,135
0.0
4,544
NetApp, Inc.
465,260
0.2
5,952
(1)
Nutanix, Inc. - Class A
226,236
0.1
3,845
(1)
Okta, Inc.
302,640
0.1
9,235
(1)
ON Semiconductor
Corp.
571,831
0.2
1,117
(1)
Onto Innovation, Inc.
229,063
0.1
2,121
Pegasystems, Inc.
90,270
0.0
2,878
(1)
Procore Technologies,
Inc.
164,046
0.1
2,708
(1)
PTC, Inc.
385,863
0.1
7,226
(1)
Pure Storage, Inc.
- Class A
426,623
0.2
4,809
Qnity Electronics, Inc.
554,862
0.2
1,928
(1)
Qorvo, Inc.
149,227
0.1
2,600
Ralliant Corp.
108,134
0.0
1,724  RingCentral, Inc.
- Class A
64,116
0.0
3,284
(1)
Rubrik, Inc. - Class A
160,817
0.1
1,398
(1)
SailPoint, Inc.
18,510
0.0
7,366
(1)
Samsara, Inc. - Class
A
233,429
0.1
3,286
(1)
Sandisk Corp.
2,087,727
0.7
7,073
(1)
SentinelOne, Inc.
- Class A
91,100
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,445  Skyworks Solutions,
Inc.
$ 184,480
0.1
11,797
(1)
Super Micro Computer,
Inc.
268,618
0.1
1,754
TD SYNNEX Corp.
295,917
0.1
1,068
(1)
Teledyne Technologies,
Inc.
646,151
0.2
2,122
(1)
Teradata Corp.
54,387
0.0
3,598
Teradyne, Inc.
1,066,663
0.4
5,474
(1)
Trimble, Inc.
357,069
0.1
3,249
(1)
Twilio, Inc. - Class A
408,789
0.1
989
(1)
Tyler Technologies,
Inc.
338,614
0.1
97
Ubiquiti, Inc.
76,658
0.0
9,242
(1)
UiPath, Inc. - Class A
102,586
0.0
7,490
(1)
Unity Software, Inc.
164,331
0.1
1,009  Universal Display
Corp.
92,485
0.0
1,912
VeriSign, Inc.
474,864
0.2
3,323
Vontier Corp.
117,867
0.0
7,817
Western Digital Corp.
2,114,420
0.7
1,168
(1)
Zebra Technologies
Corp. - Class A
244,205
0.1
6,122
(1)
Zoom Video
Communications, Inc.
- Class A
492,148
0.2
2,295
(1)
Zscaler, Inc.
321,966
0.1
37,642,505
12.9
Materials : 5.4%
2,700
Albemarle Corp.
484,731
0.2
5,937
Alcoa Corp.
393,801
0.1
10,591
Amcor PLC
420,992
0.1
11,573
Anglogold Ashanti PLC
1,126,747
0.4
1,503
AptarGroup, Inc.
189,408
0.1
1,041
Ashland, Inc.
57,890
0.0
1,767
Avery Dennison Corp.
305,126
0.1
4,894
(1)
Axalta Coating
Systems Ltd.
135,564
0.0
6,158
Ball Corp.
363,999
0.1
2,512
Celanese Corp.
165,214
0.1
3,566  CF Industries
Holdings, Inc.
463,009
0.2
12,875
(1)
Cleveland-Cliffs, Inc.
108,794
0.0
15,551
Corteva, Inc.
1,301,774
0.4
2,659
Crown Holdings, Inc.
266,565
0.1
16,257
Dow, Inc.
677,104
0.2
9,617  DuPont de Nemours,
Inc.
440,459
0.2
715
Eagle Materials, Inc.
135,457
0.0
2,605
Eastman Chemical Co.
198,814
0.1
5,174
Element Solutions, Inc.
176,640
0.1
2,851
FMC Corp.
49,094
0.0
6,717  Graphic Packaging
Holding Co.
66,767
0.0
3,776
Huntsman Corp.
50,259
0.0
5,886  International Flavors &
Fragrances, Inc.
427,029
0.1
12,042
International Paper Co.
429,899
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
3,430
(1)
James Hardie
Industries PLC
$ 64,964
0.0
1,447
Louisiana-Pacific Corp.
105,269
0.0
5,885  LyondellBasell
Industries NV - Class A
474,096
0.2
1,378  Martin Marietta
Materials, Inc.
811,201
0.3
7,249
Mosaic Co.
184,850
0.1
3,268
(1)(2)
MP Materials Corp.
157,714
0.1
145
NewMarket Corp.
92,938
0.0
5,277
Nucor Corp.
892,341
0.3
2,638
Olin Corp.
78,428
0.0
2,029  Packaging Corp. of
America
430,594
0.2
5,162
PPG Industries, Inc.
551,715
0.2
1,199  Reliance Steel &
Aluminum Co.
364,400
0.1
1,931
Royal Gold, Inc.
491,420
0.2
2,921
RPM International, Inc.
290,347
0.1
1,003
Scotts Miracle-Gro Co.
60,992
0.0
3,350
Sealed Air Corp.
140,867
0.1
2,005
Silgan Holdings, Inc.
77,794
0.0
11,970
Smurfit WestRock PLC
477,005
0.2
2,262
Sonoco Products Co.
122,352
0.0
3,144
Steel Dynamics, Inc.
565,920
0.2
3,037
Vulcan Materials Co.
826,975
0.3
768
Westlake Corp.
89,718
0.0
15,787,036
5.4
Real Estate : 6.6%
2,598
Agree Realty Corp.
195,837
0.1
3,941  Alexandria Real Estate
Equities, Inc.
182,941
0.1
7,850  American Homes 4
Rent - Class A
219,172
0.1
6,550
(2)
Americold Realty Trust,
Inc.
75,063
0.0
3,267  AvalonBay
Communities, Inc.
533,664
0.2
3,639
Boston Properties, Inc.
188,864
0.1
6,995  Brixmor Property
Group, Inc.
201,456
0.1
2,425
Camden Property Trust
236,826
0.1
6,832
(1)
CBRE Group, Inc.
- Class A
925,463
0.3
9,594
(1)
CoStar Group, Inc.
387,022
0.1
3,834  Cousins Properties,
Inc.
86,533
0.0
9,969
Crown Castle, Inc.
810,579
0.3
5,201
CubeSmart
190,617
0.1
7,905  Digital Realty Trust,
Inc.
1,424,560
0.5
1,216  EastGroup Properties,
Inc.
225,069
0.1
1,714
EPR Properties
85,631
0.0
4,414  Equity LifeStyle
Properties, Inc.
275,522
0.1
8,702
Equity Residential
514,723
0.2
1,464  Essex Property Trust,
Inc.
354,288
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
4,840  Extra Space Storage,
Inc.
$ 634,669
0.2
1,954  Federal Realty
Investment Trust
207,534
0.1
833
(1)
Fermi, Inc.
4,865
0.0
2,940  First Industrial Realty
Trust, Inc.
170,079
0.1
6,238  Gaming and Leisure
Properties, Inc.
276,780
0.1
7,539  Healthcare Realty
Trust, Inc.
128,088
0.0
15,926  Healthpeak Properties,
Inc.
261,664
0.1
2,483  Highwoods Properties,
Inc.
53,161
0.0
15,755  Host Hotels & Resorts,
Inc.
301,866
0.1
711
(1)
Howard Hughes
Holdings, Inc.
44,978
0.0
14,058
Invitation Homes, Inc.
349,341
0.1
6,741
Iron Mountain, Inc.
688,526
0.2
1,084
(1)
Jones Lang LaSalle,
Inc.
329,883
0.1
2,695
Kilroy Realty Corp.
76,026
0.0
15,353
Kimco Realty Corp.
344,982
0.1
1,983  Lamar Advertising Co.
- Class A
251,167
0.1
1,623
(2)
Lineage, Inc.
53,170
0.0
11,461
(2)
Medical Properties
Trust, Inc.
53,064
0.0
2,673  Mid-America
Apartment
Communities, Inc.
326,427
0.1
3,517  Millrose Properties,
Inc.
98,476
0.0
4,349  National Retail
Properties, Inc.
182,789
0.1
1,618  National Storage
Affiliates Trust
61,063
0.0
6,778  Omega Healthcare
Investors, Inc.
297,012
0.1
4,300  Park Hotels & Resorts,
Inc.
45,279
0.0
6,840
Rayonier, Inc.
141,041
0.1
21,039
Realty Income Corp.
1,287,166
0.4
4,150  Regency Centers
Corp.
313,989
0.1
5,356  Rexford Industrial
Realty, Inc.
175,302
0.1
2,433  SBA Communications
Corp.
418,744
0.1
7,444  Simon Property Group,
Inc.
1,388,529
0.5
4,289
STAG Industrial, Inc.
154,661
0.1
2,814
Sun Communities, Inc.
354,451
0.1
7,590
UDR, Inc.
256,390
0.1
10,758
Ventas, Inc.
879,789
0.3
24,543
VICI Properties, Inc.
670,515
0.2
4,052
Vornado Realty Trust
105,312
0.0
16,652
Weyerhaeuser Co.
406,808
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
4,980
WP Carey, Inc.
$ 338,441
0.1
1,120
(1)
Zillow Group, Inc.
- Class A
46,357
0.0
3,792
(1)
Zillow Group, Inc.
- Class C
156,913
0.1
19,449,127
6.6
Utilities : 6.4%
16,311
AES Corp.
229,822
0.1
5,901
Alliant Energy Corp.
423,456
0.2
6,200
Ameren Corp.
681,504
0.2
4,475  American Water Works
Co., Inc.
609,003
0.2
3,677
Atmos Energy Corp.
679,215
0.2
3,103
(2)
Brookfield Renewable
Corp.
123,592
0.0
14,971  CenterPoint Energy,
Inc.
646,148
0.2
805  Clearway Energy, Inc.
- Class A
31,532
0.0
1,913  Clearway Energy, Inc.
- Class C
75,162
0.0
6,953
CMS Energy Corp.
539,414
0.2
8,282  Consolidated Edison,
Inc.
937,357
0.3
4,761
DTE Energy Co.
696,153
0.2
8,757
Edison International
640,837
0.2
10,259
Entergy Corp.
1,152,701
0.4
6,443
Essential Utilities, Inc.
259,460
0.1
5,288
Evergy, Inc.
433,193
0.2
8,628
Eversource Energy
597,748
0.2
23,224
Exelon Corp.
1,138,440
0.4
12,608
(2)
FirstEnergy Corp.
638,721
0.2
1,239
IDACORP, Inc.
177,140
0.1
4,659  MDU Resources
Group, Inc.
96,534
0.0
2,161
National Fuel Gas Co.
203,048
0.1
10,962
NiSource, Inc.
511,487
0.2
4,704
NRG Energy, Inc.
687,443
0.2
4,831
OGE Energy Corp.
231,695
0.1
50,373
PG&E Corp.
885,054
0.3
2,737  Pinnacle West Capital
Corp.
275,753
0.1
17,005
PPL Corp.
649,591
0.2
11,473  Public Service
Enterprise Group, Inc.
928,739
0.3
1,042
(1)
Talen Energy Corp.
332,638
0.1
4,940
UGI Corp.
179,915
0.1
7,773
Vistra Corp.
1,168,515
0.4
7,481  WEC Energy Group,
Inc.
866,075
0.3
13,598
Xcel Energy, Inc.
1,080,225
0.4
18,807,310
6.4
Total Common Stock
(Cost $209,508,061)
289,142,439
98.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.1%
34,597
(2)
iShares Russell Mid-
Cap ETF
$ 3,363,866
1.1
Total Exchange-Traded
Funds
(Cost $3,425,821)
3,363,866
1.1
Total Long-Term
Investments
(Cost $212,933,882)
292,506,305
99.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.9%
Repurchase Agreements : 1.5%
1,148,192
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $1,148,308,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,171,156, due
11/30/27-10/20/75)
1,148,192
0.4
234,512
(4)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $234,536,
collateralized
by various U.S.
Government
Securities, 4.250%,
Market Value plus
accrued interest
$239,202, due
05/15/35)
234,512
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,148,192
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $1,148,307,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,171,156, due
05/12/27-02/20/66)
$ 1,148,192
0.4
73,289
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$73,296, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $74,755, due
05/07/26-05/15/55)
73,289
0.0
588,424
(4)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $588,483,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
6.500%, Market
Value plus accrued
interest $600,193, due
06/01/37-06/20/62)
588,424
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,148,192
(4)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,148,307,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,171,156, due
05/05/26-01/15/66)
$ 1,148,192
0.4
Total Repurchase
Agreements
(Cost $4,340,801)
4,340,801
1.5
Time Deposits : 0.3%
110,000
(4)
Canadian Imperial
Bank of Commerce,
3.630
%,
04/01/2026 110,000
0.0
110,000
(4)
Cooperatieve
Rabobank UA,
3.620
%,
04/01/2026 110,000
0.1
110,000
(4)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
04/01/2026 110,000
0.0
110,000
(4)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 110,000
0.1
110,000
(4)
Royal Bank of Canada,
3.700
%,
04/01/2026 110,000
0.1
110,000
(4)
Societe Generale S.A.,
3.620
%,
04/01/2026 110,000
0.0
110,000
(4)
Toronto-Dominion
Bank,
3.640
%,
04/01/2026 110,000
0.0
Total Time Deposits
(Cost $770,000)
770,000
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
312,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $312,000) $ 312,000 0.1
Total Short-Term
Investments
(Cost $5,422,801)
$ 5,422,801
1.9
Total Investments in
Securities
(Cost $218,356,683) $ 297,929,106 101.8
Liabilities in Excess
of Other Assets (5,387,038) (1.8)
Net Assets $ 292,542,068 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 289,142,439 $ — $ — $ 289,142,439
Exchange-Traded Funds 3,363,866 — — 3,363,866
Short-Term Investments 312,000 5,110,801 — 5,422,801
Total Investments, at fair value $ 292,818,305 $ 5,110,801 $ — $ 297,929,106
Other Financial Instruments+
Futures 5,646 — — 5,646
Total Assets $ 292,823,951 $ 5,110,801 $ — $ 297,934,752
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 179,521 $ 7,272 $ (22,964) $ (14,550) $ 149,279 $ 1,051 $ (732) $ —
$ 179,521 $ 7,272 $ (22,964) $ (14,550) $ 149,279 $ 1,051 $ (732) $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At March 31, 2026, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index 2 06/18/26 $ 679,300 $ 5,646
$ 679,300 $ 5,646
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 93,008,981
Gross Unrealized Depreciation (13,436,558)
Net Unrealized Appreciation $ 79,572,423